Loss Per Common Share	12 Months Ended
Dec. 31, 2013
Loss per common share
LOSS PER COMMON SHARE
NOTE 21: LOSS PER COMMON SHARE
Loss per share is calculated by dividing net loss available to common stockholders by the weighted average number of shares of common stock of Navios Acquisition outstanding during the period.
Net loss for the year ended December 31, 2013, 2012 and 2011 was adjusted for the purposes of earnings per share calculation, for the dividends on Series B Preferred Shares and for the undistributed loss that is attributable to Series C preferred stock. Net Loss for the year ended December 31, 2013 was also adjusted for the dividends on Series D Preferred Shares and for the dividend declared on Restricted shares.
The average number of shares of common stock of Navios Acquisition for the year ended December 31, 2011 excludes the 1,378,122 contingently returnable shares of common stock issued on September 10, 2010 for the VLCC Acquisition which were deposited into a one year escrow to provide for indemnity and other claims until November 4, 2011 when 1,160,963 of these shares were released to the sellers and 217,159 were returned to Navios Acquisition in settlement of claims relating to representations and warranties attributable to the sellers of the VLCC Acquisition and were cancelled on December 30, 2011.
Potential common shares of 14,406,286 for the year ended December 31, 2013, 9,949,143 for the year ended December 31, 2012 and 9,092,000 for the year ended December 31, 2011 (which include Series A, Series B, Series C and Series D Preferred Stock Restricted Stock and Stock Options, wherever applicable) have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted loss per share.

	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Numerator:
Net Loss	$ (58,592)	$ (3,798)	$ (3,857)
Dividend declared on preferred shares Series B	(108	)(108)	(108)
Dividend declared on Series D preferred shares	(91	)_	_
Dividend declared on restricted shares	(105	)_	_
Undistributed loss attributable to Series C participating preferred shares	3,206	622	587
Loss attributable to common stockholders	$ (55,690)	$ (3,284)	$ (3,378)
Denominator:
Denominator for basic net loss per share — weighted average shares	98,085,189	40,517,413	41,409,433
Denominator for diluted net loss per share — adjusted weighted average shares	98,085,189	40,517,413	41,409,433
Basic net loss per share	$ (0.57)	$ (0.08)	$ (0.08)
Diluted net loss per share	$ (0.57)	$ (0.08)	$ (0.08)

.